Operating Expenses - Schedule of Cost of Revenue (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2022 AED (د.إ)
Schedule of Cost of Revenue [Abstract]
Material consumed	$ 15,575	د.إ 57,192	د.إ 173,119
Direct salaries and wages			116,000
Cost of revenue	$ 15,575	د.إ 57,192	د.إ 289,119